Right-of-Use Assets — Operating Leases (Details)	6 Months Ended
	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 SGD ($)
Right-of-Use Assets — Operating Leases [Abstract]
Amortization expenses of right-of-use assets	$ 696,757	$ 540,122	$ 791,120